Shareholder Report, Average Annual Return (Details)											7 Months Ended		11 Months Ended	12 Months Ended	39 Months Ended		40 Months Ended	54 Months Ended	57 Months Ended	58 Months Ended		60 Months Ended	99 Months Ended	104 Months Ended	120 Months Ended
	Nov. 29, 2023	Apr. 15, 2021	Apr. 14, 2021	Mar. 04, 2021	Dec. 27, 2019	Sep. 30, 2019	Sep. 13, 2019	Aug. 30, 2019	Mar. 18, 2016	Nov. 13, 2015	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000159198
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Alternative Investment Fund
C000129685
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Quantified Alternative Investment Fund
C000213660
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Common Ground Fund
C000213662
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Evolution Plus Fund
C000245743
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Quantified Global Fund
C000226634
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Government Income Tactical Fund
C000159195
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Managed Income Fund
C000129682
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Quantified Managed Income Fund
C000159197
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Market Leaders Fund
C000129684
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Quantified Market Leaders Fund
C000213664
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Quantified Pattern Recognition Fund
C000226637
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Rising Dividend Tactical Fund
C000161884
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified STF Fund
C000161885
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified STF Fund
C000213666
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Tactical Fixed Income Fund
C000225736
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Quantified Tactical Sectors Fund
Without Sales Load [Member] | C000159198
Average Annual Return [Line Items]
Average Annual Return, Percent														6.54%								3.26%	2.87%
Without Sales Load [Member] | C000129685
Average Annual Return [Line Items]
Average Annual Return, Percent														7.17%								3.82%			1.98%
Without Sales Load [Member] | C000213660
Average Annual Return [Line Items]
Average Annual Return, Percent														18.19%				11.89%
Without Sales Load [Member] | C000213662
Average Annual Return [Line Items]
Average Annual Return, Percent														6.18%					(1.71%)
Without Sales Load [Member] | C000245743
Average Annual Return [Line Items]
Average Annual Return, Percent											7.80%
Without Sales Load [Member] | C000226634
Average Annual Return [Line Items]
Average Annual Return, Percent														(9.02%)	(8.79%)
Without Sales Load [Member] | C000159195
Average Annual Return [Line Items]
Average Annual Return, Percent														0.99%								(2.61%)	(0.29%)
Without Sales Load [Member] | C000129682
Average Annual Return [Line Items]
Average Annual Return, Percent														1.62%								(2.01%)			(0.05%)
Without Sales Load [Member] | C000159197
Average Annual Return [Line Items]
Average Annual Return, Percent														13.14%								10.62%	9.79%
Without Sales Load [Member] | C000129684
Average Annual Return [Line Items]
Average Annual Return, Percent														13.88%								11.24%			7.59%
Without Sales Load [Member] | C000213664
Average Annual Return [Line Items]
Average Annual Return, Percent														3.45%						9.25%
Without Sales Load [Member] | C000226637
Average Annual Return [Line Items]
Average Annual Return, Percent														15.19%		(2.54%)
Without Sales Load [Member] | C000161884
Average Annual Return [Line Items]
Average Annual Return, Percent														38.84%								22.72%		16.32%
Without Sales Load [Member] | C000161885
Average Annual Return [Line Items]
Average Annual Return, Percent														39.67%								23.49%		16.99%
Without Sales Load [Member] | C000213666
Average Annual Return [Line Items]
Average Annual Return, Percent														(5.36%)							(5.03%)
Without Sales Load [Member] | C000225736
Average Annual Return [Line Items]
Average Annual Return, Percent														10.58%			(7.77%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														24.56%								15.05%	14.59%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														24.56%								15.05%			12.86%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														23.52%				13.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														24.56%					15.48%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent														2.63%	(2.60%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent														2.63%								(0.23%)	1.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent														2.63%								(0.23%)			1.35%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Net
Average Annual Return, Percent														19.37%								10.76%	10.86%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Net
Average Annual Return, Percent														19.37%								10.76%			8.43%
50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name								50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return, Percent														13.22%						7.47%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														24.56%		10.83%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										NASDAQ- 100 Total Return Index
Average Annual Return, Percent														30.77%								21.77%		19.81%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										NASDAQ- 100 Total Return Index
Average Annual Return, Percent														30.77%								21.77%		19.81%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent														2.63%							(0.44%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent														24.56%			13.55%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent											17.05%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Morningstar Aggressive Target Risk Index
Average Annual Return, Percent														14.87%								8.90%	9.97%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Average Annual Return, Percent														14.87%								8.90%			7.83%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Average Annual Return, Percent														24.56%						15.64%